Consolidated Variable Interest Entity (Detail) (Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng"))	12 Months Ended
Dec. 31, 2012
Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng")
Variable Interest Entity [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Dec. 31, 2010
Percentage of ownership
Principal activities	Development, operation and sale of mobile phone games